Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Parent [Line Items]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2014	2013	2012
Net investment income	$.6	$3.1	$1.5
Net realized capital gains	28.1	2.8	—
Total revenue	28.7	5.9	1.5
Operating expenses	279.1	142.7	136.1
Interest expense	298.2	312.3	268.8
Loss on early extinguishment of long-term debt	181.2	—	84.9
Total expenses	758.5	455.0	489.8
Loss before income tax benefit and equity in earnings of affiliates, net	(729.8)	(449.1)	(488.3)
Income tax benefit	247.9	142.3	156.1
Equity in earnings of affiliates, net (1)	2,522.7	2,220.4	1,990.1
Net income attributable to Aetna	$2,040.8	$1,913.6	$1,657.9

(1)	Includes after-tax amortization of other acquired intangible assets of $158.2 million, $139.5 million and $92.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Comprehensive Income

	For the Years Ended December 31,
(Millions)	2014	2013	2012
Net income attributable to Aetna	$2,040.8	$1,913.6	$1,657.9
Other comprehensive income (loss), net of tax:
Previously impaired debt securities: (1)
Net unrealized gains (losses)
($1.4, $(72.6), and $3.7 pretax)	.9	(47.2)	2.4
Less: reclassification of gains (losses) to earnings
($.3, $(37.1), and $5.1 pretax)	.2	(24.1)	3.3
Total previously impaired debt securities (1)	.7	(23.1)	(.9)
All other securities:
Net unrealized gains (losses)
($364.5, $(803.2), and $468.3 pretax)	236.9	(522.1)	304.4
Less: reclassification of (losses) gains to earnings
($(6.6), $(36.5), and $113.8 pretax)	(4.3)	(23.7)	74.4
Total all other securities	241.2	(498.4)	230.0
Foreign currency and derivatives:
Net unrealized (losses) gains
($(90.2), $40.6, and $1.4 pretax)	(58.6)	26.4	.9
Less: reclassification of gains (losses) to earnings
($4.2, $(5.4), and $(5.0) pretax)	2.7	(3.5)	(3.3)
Total foreign currency and derivatives	(61.3)	29.9	4.2
Pension and other postretirement employee benefit (“OPEB”) plans:
Unrealized net actuarial (losses) gains arising during the period
($(739.4), $869.3, and $(189.8) pretax)	(480.6)	565.1	(123.4)
Pension settlement charge (2)
($(111.6) pretax)	72.5	—	—
Amortization of net actuarial losses
($(47.6), $(77.7), and ($74.7) pretax)	31.0	50.5	48.6
Amortization of prior service credit
($4.0, $4.1, and $4.1 pretax)	(2.7)	(2.7)	(2.7)
Total pension and OPEB plans	(379.8)	612.9	(77.5)
Other comprehensive (loss) income	(199.2)	121.3	155.8
Comprehensive income attributable to Aetna	$1,841.6	$2,034.9	$1,813.7

(1)
Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.

(2)
During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 of Notes to Consolidated Financial Statements beginning on page 109 of the Annual Report for additional information on the pension settlement charge.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2014	2013
Assets
Current assets:
Cash and cash equivalents	$17.8	$187.6
Investments	66.3	26.9
Other receivables	—	62.8
Income taxes receivable	130.2	29.7
Deferred income taxes	70.7	45.4
Other current assets	112.0	13.9
Total current assets	397.0	366.3
Investment in affiliates (1)	22,549.9	20,627.1
Long-term investments	—	48.4
Deferred income taxes	258.3	72.1
Other long-term assets	48.2	468.0
Total assets	$23,253.4	$21,581.9

Liabilities and shareholders' equity
Current liabilities:
Short-term debt	$500.0	$—
Accrued expenses and other current liabilities	718.6	431.5
Total current liabilities	1,218.6	431.5
Long-term debt	6,745.1	6,488.1
Employee benefit liabilities	690.8	542.6
Income taxes payable	4.7	4.0
Other long-term liabilities	42.4	37.5
Total liabilities	8,701.6	7,503.7
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014; 2.6 billion shares authorized and 362.2 million shares issued and
outstanding in 2013) and additional paid-in capital	4,542.2	4,382.2
Retained earnings	11,051.7	10,555.4
Accumulated other comprehensive loss	(1,111.3)	(912.1)
Total Aetna shareholders' equity	14,482.6	14,025.5
Non-controlling interests	69.2	52.7
Total equity	14,551.8	14,078.2
Total liabilities and shareholders' equity	$23,253.4	$21,581.9

(1)	Includes goodwill and other acquired intangible assets of $12.6 billion and $12.3 billion at December 31, 2014 and 2013, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

		Attributable to Aetna
(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Aetna Shareholders' Equity	Non-Controlling Interests	Total Equity
Balance at December 31, 2011	349.7	$962.8	$10,346.6	$(1,189.2)	$10,120.2	$24.4	$10,144.6
Net income	—	—	1,657.9	—	1,657.9	1.9	1,659.8
Other decreases in non-
controlling interests	—	—	—	—	—	(2.9)	(2.9)
Other comprehensive income	—	—	—	155.8	155.8	—	155.8
Common shares issued for benefit plans,
including tax benefits	10.2	132.8	—	—	132.8	—	132.8
Repurchases of common shares	(32.3)	(.3)	(1,417.2)	—	(1,417.5)	—	(1,417.5)
Dividends declared	—	—	(243.4)	—	(243.4)	—	(243.4)
Balance at December 31, 2012	327.6	1,095.3	10,343.9	(1,033.4)	10,405.8	23.4	10,429.2
Net income (loss)	—	—	1,913.6	—	1,913.6	(1.7)	1,911.9
Other (decreases) increases in non-
controlling interests	—	(8.7)	—	—	(8.7)	31.0	22.3
Other comprehensive income	—	—	—	121.3	121.3	—	121.3
Common shares issued to
acquire Coventry	52.2	3,064.6	—	—	3,064.6	—	3,064.6
Common shares issued for benefit plans,
including tax benefits	5.4	231.2	—	—	231.2	—	231.2
Repurchases of common shares	(23.0)	(.2)	(1,407.5)	—	(1,407.7)	—	(1,407.7)
Dividends declared	—	—	(294.6)	—	(294.6)	—	(294.6)
Balance at December 31, 2013	362.2	4,382.2	10,555.4	(912.1)	14,025.5	52.7	14,078.2
Net income	—	—	2,040.8	—	2,040.8	4.4	2,045.2
Other increases in
non-controlling interests	—	—	—	—	—	12.1	12.1
Other comprehensive loss	—	—	—	(199.2)	(199.2)	—	(199.2)
Common shares issued for benefit plans,
including tax benefits	3.5	160.1	—	—	160.1	—	160.1
Repurchases of common shares	(15.9)	(.1)	(1,218.0)	—	(1,218.1)	—	(1,218.1)
Dividends declared	—	—	(326.5)	—	(326.5)	—	(326.5)
Balance at December 31, 2014	349.8	$4,542.2	$11,051.7	$(1,111.3)	$14,482.6	$69.2	$14,551.8

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2014	2013	2012
Cash flows from operating activities:
Net income attributable to Aetna	$2,040.8	$1,913.6	$1,657.9
Adjustments to reconcile net income including non-controlling interests to net cash (used for) provided by operating activities:
Loss on early extinguishment of long-term debt	181.2	—	84.9
Pension settlement charge	111.6	—	—
Equity earnings of affiliates (1)	(2,522.7)	(2,220.4)	(1,990.1)
Stock-based compensation expense	163.8	127.1	122.2
Net realized capital gains	(28.1)	(2.8)	—
Net change in other assets and other liabilities	132.1	(65.5)	48.3
Net cash provided by (used for) operating activities	78.7	(248.0)	(76.8)
Cash flows from investing activities:
Proceeds from sales and maturities of investments	18.0	701.5	112.8
Cost of investments	(86.3)	(532.0)	(249.5)
Dividends received from affiliates, net	895.1	2,625.0	2,062.5
Cash used for acquisitions (2)	—	(3,014.3)	—
Net cash provided by (used for) investing activities	826.8	(219.8)	1,925.8
Cash flows from financing activities:
Repayment of long-term debt	(1,422.7)	—	(277.2)
Issuance of long-term debt	1,482.4	—	2,664.8
Net issuance (repayment) of short-term debt	500.0	—	(425.9)
Common shares issued under benefit plans	(60.3)	11.8	(44.5)
Stock-based compensation tax benefits	41.3	83.4	50.3
Common shares repurchased	(1,218.1)	(1,407.7)	(1,417.5)
Collateral on interest rate swaps	(77.3)	39.9	9.2
Dividends paid to shareholders	(320.6)	(278.7)	(239.1)
Net cash (used for) provided by financing activities	(1,075.3)	(1,551.3)	320.1
Net (decrease) increase in cash and cash equivalents	(169.8)	(2,019.1)	2,169.1
Cash and cash equivalents, beginning of period	187.6	2,206.7	37.6
Cash and cash equivalents, end of period	$17.8	$187.6	$2,206.7
Supplemental cash flow information:
Interest paid	$286.1	$301.4	$241.9
Income taxes refunded	198.2	294.0	282.3

(1)	Includes after-tax amortization of other acquired intangible assets of $158.2 million, $139.5 million and $92.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)	Represents parent company cash used primarily for the Coventry acquisition in 2013.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Notes to Financial Statements

1. Organization

The financial statements reflect financial information for Aetna Inc. (a Pennsylvania corporation) only (the “Parent Company”). The financial information presented herein includes the balance sheet of the Parent Company as of December 31, 2014 and 2013 and the related statements of income, comprehensive income, shareholders' equity and cash flows for the years ended December 31, 2014, 2013 and 2012. The accompanying financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report.

2. Summary of Significant Accounting Policies

Refer to Note 2 of Notes to Consolidated Financial Statements, beginning on page 80 of the Annual Report, for the summary of significant accounting policies.

3. Dividends

Gross cash dividends received from subsidiaries and included in net cash provided by investing activities in the Statements of Cash Flows were $1.5 billion, $2.5 billion and $1.7 billion in 2014, 2013 and 2012, respectively.

4. Acquisitions and Dispositions

Refer to Note 3 of Notes to Consolidated Financial Statements, on page 90 of the Annual Report, for a description of acquisitions and dispositions.

5. Other Comprehensive Income (Loss)

Refer to Note 9 of Notes to Consolidated Financial Statements, beginning on page 101 of the Annual Report, for a description of accumulated other comprehensive income (loss).

6. Debt

Long-term debt on the balance sheet of the parent company excludes long-term debt of a subsidiary. That debt was acquired in the Coventry acquisition. Refer to Note 14 of Notes to Consolidated Financial Statements, on page 123 of the Annual Report, for a description of Aetna's total debt.